Other payables and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Apr. 18, 2018
Accrued professional fees	$ 203		$ 180
Accrued staff costs and staff benefits	88
Rental deposits from tenants	192		215
Rental receipt in advance	3		8
Interest receipt in advance	3		6
Advances from other party	3		32
Advances from a director			21
Advances from unrelated parties	442		777
Others	7		16
Other payables and accrued liabilities	$ 941		$ 1,255
Debt Instrument, Interest Rate, Stated Percentage		8.00%		2.50%
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.00%		2.50%
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	54.00%		58.00%
Luk Lai Ching Kimmy
Equity Method Investment, Ownership Percentage			5.30%